LOANS - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	$ 1,781,948	$ 1,663,102
Real Estate - Construction	399,434	311,712
Real Estate - Commercial	2,427,577	2,258,297
Lease financing	93,108	93,986
Total Commercial	4,702,067	4,327,097
Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	1,725,451	1,596,415
Real Estate - Construction	398,155	310,806
Real Estate - Commercial	2,349,662	2,179,701
Lease financing	92,540	93,236
Total Commercial	4,565,808	4,180,158
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	18,256	27,498
Real Estate - Construction	1,258	128
Real Estate - Commercial	15,584	19,903
Lease financing	108	0
Total Commercial	35,206	47,529
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	38,241	39,189
Real Estate - Construction	21	778
Real Estate - Commercial	62,331	58,693
Lease financing	460	750
Total Commercial	101,053	99,410
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	0	0
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Lease financing	0	0
Total Commercial	0	0
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	500,980	512,311
Residential Real Estate [Member] | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	491,380	503,317
Residential Real Estate [Member] | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	9,600	8,994
Home Equity Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	460,388	466,629
Home Equity Loan [Member] | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	456,314	461,188
Home Equity Loan [Member] | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	4,074	5,441
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	50,639	41,506
Consumer Loan [Member] | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	50,202	41,253
Consumer Loan [Member] | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	437	253
Credit card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	43,408	41,217
Credit card | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	43,408	41,217
Credit card | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	0	0
Installment
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	1,055,415	1,061,663
Installment | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	1,041,304	1,046,975
Installment | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable before Fees, Gross	$ 14,111	$ 14,688